Leases - Schedule of the Break-up of Current and Non-current Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Break Up Of Current And Non Current Lease Liabilities [Abstract]
Current lease liabilities	$ 151	$ 115
Non-current lease liabilities	859	607
Total	$ 1,010	$ 722	$ 728	$ 612